Note 49 - Invesment Funds (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
FBA Renta Pesos Member
Investment Funds LineItems
Investment Funds Equity	$ 15,883,270,000	$ 7,330,714,000	$ 4,808,996,000
FBA Ahorro Pesos Member
Investment Funds LineItems
Investment Funds Equity	6,302,409,000	22,453,715,000	20,765,298,000
FBA Bonos Argentina Member
Investment Funds LineItems
Investment Funds Equity	4,011,931,000	8,271,505,000	5,146,478,000
FBA Renta Fija Dolar Member
Investment Funds LineItems
Investment Funds Equity	3,747,771,000	5,273,063,000	0
FBA Renta Fija Dolar Plus Member
Investment Funds LineItems
Investment Funds Equity	1,582,891,000	5,361,984,000	0
FBA Horizonte Member
Investment Funds LineItems
Investment Funds Equity	1,309,573,000	468,276,000	465,064,000
FBA Calificado Member
Investment Funds LineItems
Investment Funds Equity	381,258,000	911,912,000	725,427,000
FBA Acciones Argentinas Member
Investment Funds LineItems
Investment Funds Equity	371,680,000	908,803,000	65,584,000
FBA Acciones Latinoamericanas Member
Investment Funds LineItems
Investment Funds Equity	363,493,000	286,236,000	186,835,000
FBA Renta Fija Plus (ex FBA Commodities) Member
Investment Funds LineItems
Investment Funds Equity	219,981,000	350,968,000	0
FBA Horizonte Plus Member
Investment Funds LineItems
Investment Funds Equity	94,620,000	116,599,000	0
FBA Renta Mixta Member
Investment Funds LineItems
Investment Funds Equity	83,995,000	483,948,000	16,684,000
FBA Retorno Total II Member
Investment Funds LineItems
Investment Funds Equity	65,690,000	50,973,000	0
FBA Retorno Total I Member
Investment Funds LineItems
Investment Funds Equity	57,549,000	13,442,000	0
FBA Bonos Latam Member
Investment Funds LineItems
Investment Funds Equity	36,718,000	48,045,000	0
FBA Bonos Globales Member
Investment Funds LineItems
Investment Funds Equity	34,199,000	10,095,000	520,000
FBA Renta Pesos Plus Member
Investment Funds LineItems
Investment Funds Equity	15,974,000	17,561,000	18,578,000
FBA Renta Publica I Member
Investment Funds LineItems
Investment Funds Equity	1,060,000	0	0
FBA Renta Fija Local Member
Investment Funds LineItems
Investment Funds Equity	1,060,000	0	0
FBA Brasil I Member
Investment Funds LineItems
Investment Funds Equity	1,059,000	0	0
FBA Renta Publica II Member
Investment Funds LineItems
Investment Funds Equity	377,000	0	0
Total Investment Funds Member
Investment Funds LineItems
Investment Funds Equity	$ 34,566,558,000	$ 52,357,839,000	$ 32,199,464,000